Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total number of ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding, shares, beginning of period	52,890,761	47,325,438	47,325,438
Transfer share capital to share premium		€ 0
Capital increase in cash - public offering	€ 0	5,403,125
Expenses directly attributable to public offering	€ 0	€ 0
Capital increase via exercise warrants on, number of shares	281,752	162,198
Equity-settled share-based payment expense	€ 0	€ 0	€ 0
Outstanding, shares, end of period	53,172,513	52,890,761	47,325,438
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	€ 3,050	€ 2,729	€ 2,729
Transfer share capital to share premium		0
Capital increase in cash - public offering	0	312
Expenses directly attributable to public offering	0	0
Capital increase via exercise warrants	16	9
Equity-settled share-based payment expense	0	0	0
Outstanding, end of period	3,066	3,050	2,729
Total share-premium [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	136,637	79,839	79,019
Transfer share capital to share premium		0
Capital increase in cash - public offering	0	59,575
Expenses directly attributable to public offering	0	(4,003)
Capital increase via exercise warrants	1,252	593
Equity-settled share-based payment expense	201	633	820
Outstanding, end of period	€ 138,090	€ 136,637	€ 79,839